Related party transactions	6 Months Ended
Jun. 30, 2013
Related party transactions [Abstract]
Related party transactions
Note 10 – Related party transactions

Seadrill has charged the Company for the provision of technical and commercial management of the drilling rigs, as well as, a share of Seadrill's general and administrative costs.  Amounts charged to the Company for the six months ended June 30, 2013 and 2012 were $24.2 million and $55.5 million respectively.

Net expenses (income) from related parties:

(In US$ millions)	Six months ended June 30,
	2013	2012

Management and administrative fees (a) and (b)	$12.7	$12.5
Rig operating costs (c)	10.0	11.4
Insurance premiums (d)	4.0	6.7
Interest expense (e)	24.2	14.8
Commitment fee (f)	2.4	-
Derivative (gains) / losses (e)	(28.6)	10.5
West Aquarius bareboat charter (h)	4.0	-
Other revenues due to West Polaris (i)	(5.3)	(8.5)
Operating expenses for West Polaris (i)	5.0	8.1
Total	$24.2	$55.5

Receivables (payables) from related parties:

(In US$ millions)	June 30, 2013	December 31, 2012

Trading balances due from Seadrill and subsidiaries (j)	$31.4	$39.6
Trading balances due to Seadrill and subsidiaries (j)	(92.4)	(122.2)
Revolving credit facility with Seadrill (f)	(69.6)	-
Rig financing agreements with Seadrill (g)	(1,262.2)	(1,292.7)

(a) Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services.  The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management's costs and expenses incurred in connection with providing these services.  The agreement has an initial term for five years and can be terminated by provided 90 days written notice.

(b) Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill.  The services provided by Seadrill's subsidiaries are charged at cost plus service fee equal to 5% of Seadrill's costs and expenses incurred in connection with providing these services.

(c) Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.

(d) Insurance premiums – the Company's drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.

(e) Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company's debt as a percentage of Seadrill's overall debt.  Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.

(f) $300 million revolving credit facility – The Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.

(g) Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and $295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a new related party loan agreement with Seadrill relating to the T-15 for $100.5 million tranche of Seadrill's existing $440 million facility. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to Seadrill under each Rig Facility corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been retroactively adjusted to include the impact of the T-15.

(h) Other revenues and expenses – During the six months ended June 30, 2013, we earned other revenues within our Nigerian service company of $5.3 million (six months ended June 30, 2012: $8.5 million) relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill's West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $5.0 million (six months ended June 30, 2012: $8.1 million).

(i) West Aquarius bareboat charter - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the six months ended June 30, 2013, the net effect to OPCO is an expense of $4.0 million.

(j) Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.

T-15 Loan Agreement

On May 17, 2013, Seadrill Partners Operating LLC entered into a $109.5 million loan agreement with Seadrill as the lender to finance the acquisition of the T-15 (the "T-15 loan agreement").  The T-15 loan agreement bears interest at a rate of LIBOR plus 5% and matures in May 2016.

Amendment to Contribution and Sale Agreement

As of June 30, 2013, the Company and certain of its subsidiaries entered into an agreement with Seadrill and certain of its subsidiaries to amend the Contribution and Sale Agreement that was entered into with Seadrill at the time of the IPO in October 2012 to convert certain intercompany payables to equity.  Pursuant to that amendment, as of June 30, 2013, our accounts and those of Seadrill were adjusted to reflect a net capital contribution in the amount of $20.0 million by Seadrill to Seadrill Operating LP and a net capital contribution in the amount of $20.5 million by Seadrill to Seadrill Capricorn Holdings LLC.  No additional units were issued to Seadrill in connection with either of these contributions.

Purchase options

Under the omnibus agreement signed on October 24, 2012, the Company has the right to purchase the T-16 tender rig from Seadrill at the purchase price to be agreed between Seadrill and the Company, at any time within 24 months after the acceptance by its charterers.  If the Company and Seadrill are unable to agree upon the purchase price of T-16, its respective fair market value will be determined by a mutually acceptable third party.

Indemnifications and guarantees

Tax indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company against any tax liabilities arising from the operation of the assets contributed or sold to the Company prior to the time they were contributed or sold.

Environmental and other indemnifications

Under the Omnibus Agreement, Seadrill has agreed to indemnify the Company for a period of five years against certain environmental and toxic tort liabilities with respect to the assets that Seadrill contributed or sold to the Company to the extent arising prior to the time they were contributed or sold.  However, claims are subject to a deductible of $0.5 million and an aggregate cap of $10 million.

In addition, pursuant to the Omnibus Agreement, Seadrill agreed to indemnify the Company for any defects in title to the assets contributed or sold to the Company and any failure to obtain, prior to October 14, 2012, certain consents and permits necessary to conduct the Company's business, which liabilities arise within three years after the closing of the IPO on October 24, 2012.